Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	66,896	126,842	19,581
Staff field advances	8,453	20,819	3,214
Interest receivables	13,275	4,936	762
Receivables for the disposal of certain construction-in-progress	20,290	20,290	3,132
Tax recoverables	66,492	159,413	24,609
Deposits	9,793	18,191	2,808
Loan to third parties	48,422	119,244	18,408
Other receivables	75,820	182,895	28,234

	309,441	652,630	100,748